Derivative Financial Instruments (Details) (USD $)					12 Months Ended
	Jul. 02, 2011 Interest rate swap agreements [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Jul. 03, 2010 Interest rate swap agreements [Member] Designated as Hedging Instrument [Member] Other Assets [Member]	Sep. 30, 2009 2014 Swap [Member]	Oct. 31, 2009 2013 Swap [Member]	Jul. 02, 2011 Interest rate swap agreements [Member] Fair Value Hedging [Member] Interest Expense [Member]	Jul. 03, 2010 Interest rate swap agreements [Member] Fair Value Hedging [Member] Interest Expense [Member]
Notional amount of swap			$ 200,000,000	$ 250,000,000
Fair value of interest rate swap agreements	13,482,000	11,045,000
(Gain) loss on interest rate swap agreements					$ (9,026,000)	$ (10,557,000)